Description Of Business And Summary Of Significant Accounting Policies (Polices)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The Company prepares its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).
The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that may affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Significant estimates in our condensed consolidated financial statements include, but are not limited to, the useful life and recoverability of long-lived assets, the valuation of warrant liabilities, the recognition and measurement of income tax assets and liabilities, the valuation of intangible assets, impairment of goodwill, and the net realizable value of inventory. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities. Actual results could differ from those estimates.
The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements and, in the opinion of management, include all normal recurring adjustments necessary for the fair statement of the Company’s financial position, results of operations, and cash flows. All intercompany transactions and balances with or among our consolidated subsidiaries have been eliminated. The financial data and other financial information disclosed in the notes to these unaudited condensed consolidated financial statements are also unaudited. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022. Interim results are not necessarily indicative of the results that may be expected for the full fiscal year or any other period.

Basis of Presentation and Principles of Consolidation
The Company prepares its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission.
The merger between BB Merger Sub and Old Beachbody was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, Forest Road was treated as the acquired company and Old Beachbody was treated as the acquirer for financial reporting purposes.
Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Old Beachbody issuing stock for the net assets of Forest Road, accompanied by a recapitalization. The net assets of Forest Road are stated at historical cost, with no goodwill or other intangible assets recorded, see Note 2,
Business Combination
.
Old Beachbody was determined to be the accounting acquirer based on the following predominant factors:

•	Old Beachbody’s shareholders have the largest portion of the voting rights in the Company;

•	the Board and Management are primarily composed of individuals associated with Old Beachbody; and

•	Old Beachbody was the larger entity based on historical operating activity and Old Beachbody had the larger employee base at the time of the Business Combination.
The consolidated assets, liabilities, and results of operations prior to the Reverse Recapitalization are those of Old Beachbody. The shares and corresponding capital amounts and income (losses) per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the exchange ratio established in the Business Combination.
Old Beachbody was determined to be the accounting acquirer in the acquisition of Myx. As such, the acquisition is considered a business combination under ASC 805,
Business Combinations
, and was accounted for using the acquisition method of accounting. Beachbody recorded the fair value of assets acquired and liabilities assumed from Myx, see Note 9,
Acquisitions
. The consolidated financial statements include the financial information and activities for Myx for the period beginning on June 26, 2021.

The consolidated financial statements include the accounts of the Company and its controlled subsidiaries. All intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that impact the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include, but are not limited to, the useful life and recoverability of long-lived assets, the valuation of warrant liabilities, the recognition and measurement of income tax assets and liabilities, the valuation of intangible assets, impairment of goodwill and intangible assets, and the net realizable value of inventory. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgements about the carrying amounts of assets and liabilities. Actual results could differ from those estimates.

Segments
Segments
Operating segments are the components of the Company for which separate financial information is available and that are regularly reviewed by the Chief Operating Decision Maker (“CODM”) in assessing performance and in deciding how to allocate resources to an individual segment. The Company considers its chief executive officer to be the Company’s CODM. The CODM manages business operations, evaluates performance, and allocates resources based on the Company’s consolidated net revenues and contribution margin.
Prior to the third quarter of 2022, the Company concluded it had two operating segments, Beachbody and Other, and one reportable segment, Beachbody. During the third quarter of 2022, in connection with the consolidation of its Openfit streaming fitness offering onto a single Beachbody digital platform, the Company determined that it has one operating and reportable segment and changed its segment reporting accordingly.

Fair Value Measurements
Fair Value Measurements
For assets and liabilities that are measured using quoted prices in active markets for identical assets or liabilities, the total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs (Level 1). Assets and liabilities that are measured using significant other observable inputs are valued by reference to similar assets or liabilities, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data (Level 2). For all remaining assets and liabilities for which there are no significant observable inputs, fair value is derived using an assessment of various discount rates, default risk, credit quality, and the overall capital market liquidity (Level 3). These valuations require significant judgment.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include:

•	cash held in checking and money market funds;

•	amounts in transit from payment processors for customer credit and debit card transactions; and

•	highly liquid investments with original maturities of three months or less at the time of acquisition.
The Company maintains its cash at financial institutions, and the balances, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company mitigates its risk by placing funds in high-credit quality financial institutions and utilizing nightly sweeps into U.S. Treasury funds for certain cash accounts. Consequently, the Company believes it is not exposed to any significant risk on its cash and cash equivalents balances.

Inventory, Net
Inventory, Net
Inventory consists of raw materials, work in process, and finished goods. Inventory is accounted for using the first-in,
first-out
method and is valued at the lower of cost or net realizable value. The Company records a reserve or adjusts the carrying value of inventory based on assumptions regarding future demand for the Company’s products, anticipated margin, planned product discontinuances, and the physical condition (e.g. age and quality) of the inventory.

Content Assets, Net
Content Assets, Net
The Company capitalizes costs associated with the development and production of programs on its streaming platforms. The Company capitalizes production costs as customer usage and retention data supports that future revenue will be earned. These costs are classified as non-current
assets in the consolidated balance sheets.
Content assets are predominantly monetized as a film group and are amortized over the estimated useful life based on projected usage, which has been derived from historical viewing patterns, resulting in an accelerated amortization pattern. Amortization begins when the program is first available for streaming by customers and is recorded in the consolidated statements of operations as a component of digital cost of revenue. When an event or change in circumstances indicates a change in projected usage, content assets are reviewed for potential impairment in aggregate at a group level. To date, the Company has not identified any such event or changes in circumstances.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, which includes computer software and web development costs, are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets, which primarily range from two
to seven years and up to 39 years for buildings. Leasehold improvements are depreciated over the shorter of the life of the assets or the remaining life of the related lease. Costs of maintenance, repairs, and minor replacements are expensed when incurred, while expenditures for major renewals and betterments that extend the useful life of an asset or provide additional utility are capitalized.
Software and web development projects
in-process
consist primarily of costs associated with internally developed software that has not yet been placed into service. The Company capitalizes eligible costs to acquire, develop, or modify internal-use
software that are incurred subsequent to the preliminary project stage. Depreciation of these assets begins upon the initial usage of the software.
When property is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in net income (loss).

Business Combinations
Business Combinations
The Company accounts for business combinations under the acquisition method of accounting. The cost of an acquired company is assigned to the tangible and identifiable assets purchased and the liabilities assumed on the basis of their fair values at the date of acquisition. Any excess of the purchase price over the fair value of tangible and intangible as set
s acquired is assigned to goodwill. The transaction costs associated with business combinations are expensed as they are incurred.

Goodwill and Long-Lived Assets, Net
Goodwill and Long-Lived Assets, Net
Interim Impairment Test
Goodwill represents the excess of the fair value of the consideration transferred in a business combination over the fair value of the underlying identifiable assets and liabilities acquired. Goodwill and intangible assets deemed to have an indefinite life are not amortized, but instead are assessed for impairment annually as of October 1 and between annual tests if an event or change in circumstances occurs that would more likely than not reduce the fair value of a reporting unit (“RU”) below its carrying value or indicate that it is more likely than not that the indefinite-lived asset is impaired. As of September 30, 2023 the Company has no indefinite-lived intangible assets.
Due to the sustained decline in the Company’s market capitalization and macro-economic conditions observed in the three months ended June 30, 2023, the Company performed an interim test for impairment of its goodwill as of June 30, 2023. In performing the interim impairment test for goodwill, the Company elected to bypass the optional qualitative test and proceeded to perform a quantitative test by comparing the carrying value of its RU to its estimated fair value. The Company previously tested its RU for impairment as of December 31, 2022. The results of the Company’s interim test for impairment at June 30, 2023 concluded that the fair value of its RU exceeded its carrying value, resulting in no impairment.
Indefinite-lived Intangible Assets
During the three months ended March 31, 2022, the Company determined that one of its acquired trade names no longer has an indefinite life. The Company tested the trade name for impairment before changing the useful life and determined there was no impairment based on its assessment of fair value. The Company is prospectively amortizing the trade name over its remaining estimated useful life of two years beginning January 1, 2022. The Company recorded $0.1 million and $0.2 million of amortization expense for this trade name as a component of selling and marketing expenses during the three and nine months ended September 30, 2023, respectively. The Company recorded $1.8 million and $5.6 million of amortization expense for this trade name as a component of selling and marketing expenses during the three and nine months ended September 30, 2022, respectively.
Due to reduced revenue and margin forecasts for certain products, the Company performed an interim test for impairment of indefinite-lived intangible assets as of September 30, 2022. The fair value of the indefinite-lived trade name was calculated using a relief-from-royalty approach and was determined to be lower than its carrying value, primarily due to the reduced revenue and margin forecasts for certain supplements. The Company recorded a $1.0 million non-cash
impairment charge for these intangible assets during the three and nine months ended September 30, 2022.

Goodwill and Indefinite-Lived Intangible Assets
Goodwill represents the excess of the fair value of the consideration transferred in a business combination over the fair value of the underlying identifiable assets and liabilities acquired. Goodwill and intangible assets deemed to have an indefinite life are not amortized. Instead, goodwill and indefinite-lived intangible assets are assessed for impairment annually or more frequently if an event or change in circumstances occurs that, with respect to goodwill, would more likely than not reduce the fair value of a reporting unit below its carrying value or, for indefinite-lived intangible assets, indicate that it is more likely than not that the asset is impaired.
Goodwill
Due to the sustained decline in the Company’s market capitalization and macro-economic conditions observed in the second quarter of 2022, the Company performed an interim test for impairment of its goodwill as of June 30, 2022. In performing the interim impairment test for goodwill, the Company elected to bypass the optional qualitative test and proceeded to perform quantitative tests by comparing the carrying value of each reporting unit to its estimated fair value. The Company previously tested its reporting units for impairment as of December 31, 2021, which resulted in an impairment and write-off
of all goodwill in the Company’s Other reporting unit. The results of the Company’s interim test for impairment at June 30, 2022 concluded that the fair value of its Beachbody reporting unit exceeded its carrying value, resulting in no impairment.
As a result of the change in segment reporting discussed above, the Company completed a qualitative test for impairment of its goodwill by reporting unit both prior to and subsequent to the change. The qualitative assessment is an evaluation of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.
In performing its qualitative assessment, the Company considered the significant margin by which the fair value of its reporting unit exceeded carrying value in its most recent quantitative test in addition to events and changes in circumstances since its most recent quantitative test that could have significantly impacted the assumptions used in the valuation. Based on this qualitative assessment, the Company concluded that no impairment indicators existed for goodwill both prior to and subsequent to the change in segment reporting.
The Company completed the required annual impairment test for goodwill as of October 1, 2022. The Company performed a quantitative assessment, in which it estimated the fair value of its reporting unit and determined that the fair value of its reporting unit was greater than its carrying value, resulting in no impairment.
The Company also performed an interim test for impairment of its goodwill as of December 31, 2022 due to the sustained decline in the Company’s market capitalization observed in the fourth quarter of 2022. The Company elected to bypass the optional qualitative test and proceeded to perform a quantitative test by comparing the carrying value of its reporting unit to estimated fair value. The fair value of the reporting unit exceeded its carrying value, resulting in no
impairment.
Indefinite-lived Intangible Assets
During the three months ended March 31, 2022, the Company determined that one of its acquired trade names no longer had an indefinite life. The Company tested the trade name for impairment before changing the useful life and determined there was no impairment based on its assessment of fair value. The Company is prospectively amortizing the trade name over its remaining estimated useful life of two years beginning January 1, 2022. The Company recorded $7.5 million, or $1.00 per share, of amortization expense for this trade name as a component of selling and marketing expenses for the year ended December 31, 2022.
The Company performed an interim test for impairment of its indefinite-lived intangible asset as of September 30, 2022 due to reduced revenue and margin forecasts for certain products. The fair value of the indefinite-lived trade name was calculated using a relief-from-royalty approach and was determined to be lower than its carrying value, primarily as a result of reduced revenue and margin forecasts for certain supplements. As a result, the Company recorded a $1.0 million non-cash
impairment charge for this
intangible asset
during the year ended December 31, 2022.
As of December 31, 2022, the Company had no indefinite-lived intangible assets.

Long-Lived Assets
Long-Lived Assets
Management reviews long-lived assets (including property and equipment, content assets, and definite-lived intangible assets) for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Recoverability of assets is determined by comparing their carrying value to the forecasted undiscounted cash flows associated with the assets. If the evaluation of the forecasted cash flows indicates that the carrying value of the assets is not recoverable, the assets are written down to their fair value. The Company performed a test for recoverability at June 30, 2023 and concluded that the carrying value of its long-lived assets is recoverable.

Long-Lived Assets
Management reviews long-lived assets (including property and equipment, content assets, and definite-lived intangible assets) for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Recoverability of assets is determined by first grouping the long-lived assets at the lowest level for which there are identifiable cash flows, and then comparing the carrying value of each asset group to its forecasted undiscounted cash flows. If the forecasted undiscounted cash flows indicates that the carrying value of the assets is not recoverable, an impairment test of the asset group is performed. Impairment is recognized if the carrying amount of the asset group exceeds its fair value.
Due to reduced revenue and operating income forecasts, the Company tested its asset group for recoverability as of December 31, 2022 and determined that the asset group was not recoverable. The fair value of the assets within the asset group was then calculated to determine whether an impairment loss should be recognized. The fair values of the customer-related, technology-based, and trade name intangible assets were estimated primarily using a relief-from-royalty approach and calculated to be lower than the carrying value. As a result, the Company recorded an aggregate impairment charge of $18.9 million.
As of December 31, 2022 and 2021, the Company’s long-lived assets were located in the U.S.

Leases
Leases
The Company accounts for its leases of administrative offices and production studios under ASC 842,
Leases
; the Company does not have any leases where it acts as a lessor. Under this guidance, arrangements meeting the definition of a lease are classified as operating or finance leases and are recorded on the consolidated balance sheets as both a right-of-use
asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right-of-use
asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right-of-use
asset results in straight-lined rent expense over the lease term. For finance leases, interest on the lease liability and the amortization of the right-of-use
asset results in front-loaded expense over the lease term. Variable lease expenses are recorded when incurred.
In calculating the
right-of-use
asset and lease liability, the Company elected to combine lease and non-lease
components. Rental income on subleases is recognized on a straight-line basis over the estimated lease term. The Company excludes short-term leases having initial terms of 12 months or less as an accounting policy election and instead recognizes rent expense on a straight-line basis over the lease term for such leases.

Common Stock Warrant Liabilities
Common Stock Warrant Liabilities
The Company assumed 10,000,000 warrants originally issued in Forest Road’s initial public offering (the “Public Warrants”) and 5,333,333 warrants issued in a private placement that closed concurrently with Forest Road’s initial public offering (the “Private Placement Warrants”), upon the Business Combination. The Public and Private Placement Warrants entitle the holder to purchase one
-fiftieth of a share
 of Class A Common Stock at an exercise price of $575.00 per share. All of the Public and Private Placement Warrants remained outstanding as of December 31, 2022 and 2021. The Public Warrants are publicly traded and became exercisable on
November 30
,
2021. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis, as described in the warrant agreement. In no event will the Company be required to net cash settle any warrant. The Private Placement Warrants are transferable, assignable or salable in certain limited exceptions. The Private Placement Warrants were not transferable, assignable or salable until July 25, 2021, subject to certain limited exceptions. The Private Placement Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will cease to be Private Placement Warrants, will become Public Warrants, and will be redeemable by the Company and exercisable by such holders on the same basis as the other Public Warrants.
In connection with the Term Loan, the Company issued warrants for the purchase of 94,335 shares of the Company’s Class A Common Stock at an exercise price of $92.50 per share to certain holders affiliated with Blue Torch Finance, LLC (the “Term Loan Warrants”). The Term Loan warrants vest on a monthly basis over four years and have a seven-year term.
The Company evaluated the Public, Private Placement and Term Loan Warrants under ASC 815,
Derivatives and Hedging—Contracts in Entity’s Own Equity
, and concluded they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of the Public, Private Placement and Term Loan Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of our Class A stockholders. Because not all of the voting stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Public, Private Placement and Term Loan Warrants do not meet the conditions to be classified in equity. Since the Public, Private Placement and Term Loan Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as other liabilities in the consolidated balance sheets at fair value, with subsequent changes in their respective fair values recognized in the change in fair value of warrant liabilities within the consolidated statements of operations at each reporting date. The Public Warrants are publicly traded and thus have an observable market price to estimate fair value. The Private Placement and Term Loan Warrants are valued using a Black-Scholes option-pricing model as described in Note 4,
Fair Value Measurements
, to the consolidated financial statements.
The fair values of the Public Warrants and Private Placement Warrants were remeasured as of December 31, 2021, resulting in a $56.0 million non-cash
change in fair value gain in the consolidated statements of operations for the year ended December 31, 2021. Transaction costs and advisory fees allocated to the issuance of the Public and Private Placement Warrants of $5.3 million were also recorded as a component of change in fair value of warrant liabilities in the consolidated statements of operations, resulting in a net change in fair value of warrant liabilities of $50.7 million for the year ended December 31, 2021. The fair values of the Public, Private Placement, and Term Loan Warrants were remeasured as of December 31, 2022, resulting in a $8.3 million non-cash
change in fair value gain in the consolidated statements of operations for the year ended December 31, 2022.

Investment in Convertible Instrument
Investment in Convertible Instrument
In December 2020 and March 2021, the Company purchased a convertible instrument from Myx. The convertible instrument was scheduled to mature 18 months from issuance and bore interest of 11% per annum. The principal and accrued interest on the convertible instrument were subject to automatic conversion upon a qualified financing or a change in control, as defined in the agreement.
Prior to the Business Combination, the Company elected to measure the investment in convertible instrument from Myx using the fair value option at each reporting date. Under the fair value option, bifurcation of an embedded derivative was not necessary, and all related gains and losses on the host contract and derivative due to change in the fair value was reflected in other income, net in the consolidated statements of operations.

In connection with the Business Combination, the principal of $15.0 million and interest were effectively settled at a fair value of $18.4 million.

Other Investment
Other Investment
As of December 31, 2022, the Company has an investment in equity securities of a privately-held company of $5.0 million, with no readily determinable fair value. This equity investment is reported within other assets in the consolidated balance sheets. The Company uses the measurement alternative for this investment, and its carrying value is reported at cost, adjusted for impairments or any observable price changes in ordinary transactions with identical or similar instruments. As of December 31, 2022, no adjustments to the carrying value of this investment were made.

Revenue Recognition
Revenue Recognition
The Company’s primary sources of revenue are from sales of digital subscriptions, nutritional products, and connected fitness equipment. The Company records revenue when it fulfills its performance obligation to transfer control of the goods or services to its customer and defers revenue when it receives payments in advance of fulfilling its performance obligations. Control of shipped items is generally transferred when the product is delivered to the customer. Control of services, which are primarily digital subscriptions, transfers over time, and as such, revenue is recognized ratably over the subscription period (up to 38 months), using a mid-month
convention. The Company markets and sells its products primarily in the United States, Canada, United Kingdom, and France.
The amount of revenue recognized is the consideration that the Company expects it will be entitled to receive in exchange for transferring goods or services to its customers. Revenue is recorded net of expected returns, discounts, and credit card chargebacks, which are estimated using the Company’s historical experience. The Company sells a variety of bundled products that combine digital subscriptions, nutritional products, and/or other fitness products. The Company considers these sales to be revenue arrangements with multiple performance obligations and allocates the transaction price to each performance obligation based on its relative stand-alone selling price. Revenue is presented net of sales taxes and value added taxes (VAT and GST/HST) which are collected from customers and remitted to applicable government agencies.
The Company is the principal in all its relationships where third parties sell or distribute the Company’s goods or services. Payments made to the third parties are recorded in selling and marketing expenses within the consolidated statements of operations.

Cost of Revenue
Cost of Revenue
Digital Cost of Revenue
Digital cost of revenue includes costs associated with digital content creation including amortization and revisions of content assets, depreciation of streaming platforms, digital streaming costs, and amortization of digital platform intangible assets. It also includes customer service costs, payment processing fees, depreciation of production equipment, live trainer costs, facilities, and related personnel expenses.
Nutrition and Other Cost of Revenue
Nutrition and other cost of revenue includes product costs, shipping, fulfillment and warehousing, customer service, and payment processing fees. It also includes depreciation of nutrition-related
e-commerce
websites and social commerce platforms, amortization of formulae intangible assets, facilities, and related personnel expenses.
Connected Fitness Cost of Revenue
Connected fitness cost of revenue consists of product costs, including bike and tablet hardware costs, duties and other applicable importing costs, shipping costs, warehousing and logistics costs, costs associated with service calls and repairs of the product under warranty, payment processing and financing fees, customer service expenses, and personnel-related expenses associated with supply chain and logistics.
The costs associated with shipping connected fitness and nutrition and other products to customers were $35.4 million, $45.8 million and $36.3 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Selling and Marketing
Selling and Marketing
Selling and marketing expenses primarily include the costs of Coach and social influencer compensation, advertising, royalties, promotions and events, and third-party sales commissions as well as the personnel-related expenses for employees and consultants associated with these areas. Selling and marketing expenses also include depreciation of certain software and amortization of contract-based intangible assets.
The Company pays Coach and third-party sales commissions when commissionable sales are made. In cases where the underlying revenue is deferred, the Company also defers the commissions and expenses these costs in the same period in which the underlying revenue is recognized. Deferred commissions are included in other current assets and other assets in the consolidated balance sheets and were $32.8 million and $31.7 million as of December 31, 2022 and 2021, respectively.
Coaches are also eligible for various bonuses, recognition, and complimentary participation in events, including those based on sales volume. The Company expenses these costs in the period in which they are earned. These expenses as well as Coach commissions earned but not paid are included in accrued expenses in the consolidated balance sheets.
Advertising costs are primarily comprised of social media, television media, and internet advertising expenses and also include print, radio, and infomercial production costs. Generally, the costs to produce television and web advertising are expensed as incurred, while television media costs are expensed at the time the media airs. Total advertising expense, including the costs to produce infomercials, were $36.9 million, $166.9 million and $98.2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Enterprise Technology and Development
Enterprise Technology and Development
Enterprise technology and development expenses primarily include personnel-related expenses for employees and professional fees paid to consultants who create improvements to and maintain the Company’s enterprise systems applications, hardware, and software. Expenses also include payroll and related costs for employees involved in the research and development of new and existing products and services, enterprise technology hosting expenses, depreciation of enterprise technology-related assets, and equipment leases.
Research and development costs, which are expensed as incurred, were $4.4 million, $4.6 million, and $4.6 million during each of the years ended December 31, 2022, 2021 and 2020 respectively.

Equity-Based Compensation
Equity-Based Compensation
The Company measures and recognizes expense for all equity-based awards based on their estimated grant date fair values. The Company recognizes the expense on a straight-line basis over the requisite service period, and forfeitures are accounted for as they occur. Equity-based compensation expense is included in cost of revenue, selling and marketing, enterprise technology and development, and general and administrative expense within the consolidated statements of operations.

Derivative Financial Instruments
Derivative Financial Instruments
The Company uses derivative instruments to manage the effects of fluctuations in foreign currency exchange rates on the Company’s net cash flows. The Company primarily enters into option contracts to hedge forecasted payments, typically for up to 12 months, for cost of revenue, selling and marketing expenses, general and administrative expenses, and intercompany transactions not denominated in the local currencies of the Company’s foreign operations. The Company designates certain of these instruments as cash flow hedges and records them at fair value as either assets or liabilities within the consolidated balance sheets. Certain of these instruments are freestanding derivatives for which hedge accounting does not apply.
Changes in the fair value of cash flow hedges are recorded in accumulated other comprehensive income (loss) until the hedged forecasted transaction affects earnings. Deferred gains and losses associated with cash flow hedges of third-party payments are recognized in cost of revenue, selling and marketing, or general and administrative expenses, as applicable, during the period when the hedged underlying transaction affects earnings. Changes in the fair value of certain derivatives for which hedge accounting does not apply are immediately recognized directly in earnings to cost of revenue.
The Company classifies cash flows related to derivative financial instruments as operating activities in the consolidated statements of cash flows.

Income Taxes
Income Taxes
The Company is subject to income taxes in the United States, Canada, and the United Kingdom. The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
In evaluating the Company’s ability to recover deferred tax assets, all available positive and negative evidence is analyzed, including historical and current operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction
basis. Based on the level of losses, the Company has established a valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.
The Company records uncertain tax positions on the basis of a two-step
process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other income, net, respectively, in the consolidated statements of operations. Accrued interest and penalties are included in accrued expenses and other liabilities in the consolidated balance sheets.

Foreign Currency
Foreign Currency
The reporting currency for the consolidated financial statements of the Company is the U.S. dollar. The functional currency of the Company’s foreign subsidiaries is the local currency of the subsidiaries. The assets and liabilities of these subsidiaries are translated into U.S. dollars at exchange rates in effect at the end of each reporting period. Revenues and expenses for these subsidiaries are translated at average exchange rates in effect during the applicable period. Translation adjustments are included in accumulated other comprehensive income (loss) as a component of stockholders’ equity. Gains and losses related to the recurring measurement and settlement of foreign currency transactions are included as a component of other income, net in the consolidated statements of operations and were a gain of $0.6 million, approximately zero, and $0.2 million during the years ended December 31, 2022, 2021 and 2020, respectively.

Earnings (loss) per share
Earnings (loss) per share
Basic net loss per common share is calculated by dividing net loss allocable to common shareholders by the weighed-average number of common shares outstanding during the period. Diluted net loss per common share adjusts net loss and net loss per common share for the effect of all potentially dilutive shares of the Company’s common stock. Basic and diluted loss per share are the same for each class of common stock because they are entitled to the same liquidation and dividend rights.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, which requires an acquirer to apply ASC 606 to recognize and measure contract assets and liabilities from contracts with customers acquired in a business combination on the acquisition date rather than the general guidance in ASC 805. The Company adopted this new accounting guidance on a prospective basis on January 1, 2023, and the adoption did not have a material effect on its unaudited condensed consolidated financial statements.
In September 2022, the FASB issued
ASU
2022-04
,
Liabilities-Supplier Finance Programs (Topic
405-50)—Disclosure
of Supplier Finance Program Obligations,
which requires that a buyer in a supplier finance program
disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. The Company adopted this new accounting guidance on a prospective basis on January 1, 2023, and the adoption did not have a material effect on its unaudited condensed consolidated financial statements.

Recently Adopted Accounting Pronouncement
In August 2020, the FASB issued ASU
2020-06,
Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40)
, to simplify the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. In addition, the FASB amended the derivative guidance for the “own stock” scope exception and certain aspects of the EPS guidance. The Company adopted this new accounting guidance on a prospective basis on January 1, 2022, and the adoption did not have a material effect on its consolidated financial statements.
Accounting Pronouncements Not Yet Adopted
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, which requires an acquirer to apply ASC 606 to recognize and measure contract assets and liabilities from contracts with customers acquired in a business combination on the acquisition date rather than the general guidance in ASC 805. The guidance in this update will be effective for public companies for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years with early adoption permitted. The Company is evaluating the potential impact of adopting this guidance on its consolidated financial statements.
In September 2022, the FASB issued ASU
2022-04,
Liabilities-Supplier Finance Programs (Topic
405-50)—Disclosure
of Supplier Finance Program Obligations
, which requires that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. The guidance in this update will be effective for fiscal years beginning after December 15, 2022, except for the amendment on roll forward information which is effective for fiscal years beginning after December 15, 2023. The Company is evaluating the potential impact of this guidance on its consolidated financial statements and related disclosures.